Definite-lived intangible assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Definite-lived intangible assets

5. Definite-lived intangible assets

The following is a summary of definite-lived intangible assets at December 31, 2016 and 2015:

	2016	2015
Patents, gross	$217,369	$211,705
Less accumulated amortization	(18,671)	(5,324)

Definite-lived intangible assets, net	$198,698	$206,381

Patent amortization expense for 2016 was $13,347 (2015: $1,110; 2014: $0). Estimated amortization expense for each of the next five years is $13,347.